Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting
Segment Reporting

17.Segment Reporting

The Company has one reportable segment relating to the discovery and development of novel orally bioavailable, small molecule therapies across a broad range of diseases driven by STAT3 with high unmet need.

The Company’s CODM, its Chief Executive Officer and Chief Financial Officer, manages the Company’s operations on company-wide level for the purposes of allocating resources. The key measure of segment profit or loss that the CODM uses to allocate resources and assess financial performance is the Company’s net loss, which is utilized to evaluate the progress of its research and development programs and other expense categories. The CODM makes decisions using this information on a company-wide basis.

The table below shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under GAAP, to the Company’s net loss in the condensed statements of operations and comprehensive loss (in thousands):

	For the Three Months Ended March 31,
	2025	2024
Direct research and development expenses by program:
TTI-101:
HCC	$437	$1,417
IPF	1,033	616
mBC	—	210
Pre-clinical, CMC, and other (unallocated) (1)	175	356
TTI-109	358	216
Unallocated research and development expense:	—
Personnel costs	858	795
Consultant fees and other costs (2)	250	111
General and administrative expense:
Personnel costs	609	523
Other general and administrative expenses (3)	634	204
Interest income	(275)	(246)
Other expense	5,500	—
Net loss	$(9,579)	$(4,202)
(1)	Pre-clinical, CMC, and other (unallocated) costs includes pre-clinical testing, CMC, and other direct research and development expenses that are not allocated to a specific program.

(2)	Consultant fees and other costs includes expenses incurred for research and development consultants as well as payroll costs for employees within the research and development function.

(3)	Other general and administrative expenses include professional fees, accounting services, rent, and other overhead and administrative expenses.

Assets provided to the CODM are consistent with those reported on the balance sheets.

17.Segment Reporting

The Company has one reportable segment relating to the discovery and development of novel orally bioavailable, small molecule therapies across a broad range of diseases driven by STAT3 with high unmet need.

The Company’s CODM, its Chief Executive Officer and Chief Financial Officer, manages the Company’s operations on company-wide level for the purposes of allocating resources. The key measure of segment profit or loss that the CODM uses to allocate resources and assess financial performance is the Company’s net loss, which is utilized to evaluate the progress of its research and development programs and other expense categories. The CODM makes decisions using this information on a company-wide basis.

The table below shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under GAAP, to the Company’s net loss in the statements of operations (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Direct research and development expenses by program:
TTI-101:
HCC	$8,583	$2,127
IPF	6,703	3,210
mBC	2,182	646
Pre-clinical, CMC, and other (unallocated) (1)	969	4,373
TTI-109	1,193	1,466
Unallocated research and development expense:
Personnel costs	2,988	2,900
Consultant fees and other costs (2)	1,032	1,144
General and administrative expense:
Personnel costs	2,085	1,882
Other general and administrative expenses (3)	2,372	917
Interest income	(747)	(1,318)
Other (income) expense, net	2,037	—
Net loss	$(29,397)	$(17,347)
(1)	Pre-clinical, CMC, and other (unallocated) costs includes pre-clinical testing, CMC, and other direct research and development expenses that are not allocated to a specific program.
(2)	Consultant fees and other costs includes expenses incurred for research and development consultants as well as payroll costs for employees within the research and development function.
(3)	Other general and administrative expenses include professional fees, accounting services, rent, and other overhead and administrative expenses.

Assets provided to the CODM are consistent with those reported on the balance sheets.